Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income	$ 32,192,000	$ 33,878,000	$ 14,139,000
Adjustment to reconcile net income to net cash from operating activities:
Net cash from operating activities	32,207,000	39,328,000	19,625,000
Cash flows used for investing activities:
Proceeds from sale of premises and equipment	12,000	2,000	1,190,000
Acquisition, net of cash acquired			143,797,000
Net cash used for investing activities	(340,022,000)	(150,311,000)	(33,786,000)
Cash flows from financing activities:
Payment to repurchase series B preferred stock		(402,000)
Net cash from financing activities	398,802,000	116,739,000	16,421,000
CBI[Member]
Operating activities:
Net income	32,192,000	33,878,000	14,139,000
Adjustment to reconcile net income to net cash from operating activities:
Change in other assets and other liabilities	1,925,000	4,437,000	794,000
Gain on sale of fixed assets			(110,000)
Equity in undistributed net earnings of subsidiaries	(18,188,000)	(22,438,000)	(15,987,000)
Net cash from operating activities	15,929,000	15,877,000	(1,164,000)
Cash flows used for investing activities:
Proceeds from sale of premises and equipment			899,000
Disposal of investment in subsidiary		41,000
Acquisition, net of cash acquired			(5,216,000)
Net cash used for investing activities		41,000	(4,317,000)
Cash flows from financing activities:
Cash paid on fractional shares on preferred stock conversion to common stock		(2,000)
Purchase of treasury stock	(13,454,000)	(3,909,000)
Payment to repurchase series B preferred stock		(402,000)
Cash dividends paid	(7,118,000)	(7,194,000)	(4,749,000)
Net cash from financing activities	(20,572,000)	(11,507,000)	(4,749,000)
Net change in cash and cash equivalents	(4,643,000)	4,411,000	(10,230,000)
Cash and cash equivalents at beginning of year	24,089,000	19,678,000	29,908,000
Cash and cash equivalents at end of year	$ 19,446,000	$ 24,089,000	$ 19,678,000